Risks and Concentration - Additional Information (Details)	1 Months Ended	12 Months Ended
	Feb. 28, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018	Dec. 31, 2017
Concentration Risk [Line Items]
Equity interest acquired	100.00%
Third Party Advertising Agent
Concentration Risk [Line Items]
Equity interest acquired	100.00%
Total consideration	¥ 15,000,000
Customer Concentration Risk
Concentration Risk [Line Items]
Concentration of revenues percentage		0	0
Total Net Revenue | Customer Concentration Risk | Customer B
Concentration Risk [Line Items]
Concentration of revenues percentage				44.00%
Minimum | Total Net Revenue | Customer Concentration Risk | Third Party Advertising Agent
Concentration Risk [Line Items]
Concentration of revenues percentage				13.00%
Minimum | PRC
Concentration Risk [Line Items]
Equity interest acquired		50.00%
Maximum | Total Net Revenue | Customer Concentration Risk | Third Party Advertising Agent
Concentration Risk [Line Items]
Concentration of revenues percentage				26.00%
Maximum | Unfavorable Regulatory Action | Internet Audio-Visual Program Transmission License
Concentration Risk [Line Items]
Fine to be paid for lack of license		¥ 30,000